Inventory (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Work in progress	$ 534	$ 391
Finished goods’	406	871
Total inventory	$ 940	$ 1,262